Right-of-use assets, Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Non-current assets [abstract]
Right-of-use assets	$ 1,345	$ 1,253
Land and Buildings [Member]
Non-current assets [abstract]
Right-of-use assets	1,345	1,253
Land and Buildings [Member] | Gross Carrying Amount [Member]
Non-current assets [abstract]
Right-of-use assets	1,472	1,309
Land and Buildings [Member] | Accumulated Depreciation [Member]
Non-current assets [abstract]
Right-of-use assets	$ (127)	$ (56)